Investment in Associate - Disclosure of Investment in Associate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates and joint ventures [line items]
Carrying Value	$ 2,562	$ 2,994
Share of Associates Losses Included in Net Earnings	(432)
Equity investment [member] | Kutcho [member]
Disclosure of associates and joint ventures [line items]
Carrying Value	2,562	$ 2,994
Share of Associates Losses Included in Net Earnings	$ (432)